Reduction in Force (Details Narrative) - 2022 Restructuring Plan [Member] $ in Millions	Nov. 01, 2022 USD ($) Integer
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Integer	39
Restructuring and Related Cost, Expected Cost	$ 0.4
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	0.3
Selling and Marketing Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	0.1
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 1,400.0
Research And Development Department [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Integer	8
Sales And Marketing Department [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | Integer	30